Average Annual Total Returns	Prospectus #1 Calvert Emerging Markets Advancement Fund MSCI Emerging Markets Index One Year	Prospectus #1 Calvert Emerging Markets Advancement Fund MSCI Emerging Markets Index Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Fund Calvert Emerging Markets Responsible Index One Year	Prospectus #1 Calvert Emerging Markets Advancement Fund Calvert Emerging Markets Responsible Index Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A One Year	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A Inception Date	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A After Taxes on Distributions Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Fund Class I One Year	Prospectus #1 Calvert Emerging Markets Advancement Fund Class I Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Fund Class I Inception Date	Prospectus #1 Calvert Emerging Markets Equity Fund MSCI Emerging Markets Index One Year	Prospectus #1 Calvert Emerging Markets Equity Fund MSCI Emerging Markets Index Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund MSCI Emerging Markets Index Ten Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class A Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A Ten Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class C One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class C Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class C Ten Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class I One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class I Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class I Ten Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 Ten Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 Inception Date	Prospectus #1 Calvert International Equity Fund MSCI EAFE Index One Year	Prospectus #1 Calvert International Equity Fund MSCI EAFE Index Five Years	Prospectus #1 Calvert International Equity Fund MSCI EAFE Index Ten Years	Prospectus #1 Calvert International Equity Fund Class A One Year	Prospectus #1 Calvert International Equity Fund Class A Five Years	Prospectus #1 Calvert International Equity Fund Class A Ten Years	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert International Equity Fund Class C One Year	Prospectus #1 Calvert International Equity Fund Class C Five Years	Prospectus #1 Calvert International Equity Fund Class C Ten Years	Prospectus #1 Calvert International Equity Fund Class I One Year	Prospectus #1 Calvert International Equity Fund Class I Five Years	Prospectus #1 Calvert International Equity Fund Class I Ten Years	Prospectus #1 Calvert International Equity Fund Class R6 One Year	Prospectus #1 Calvert International Equity Fund Class R6 Five Years	Prospectus #1 Calvert International Equity Fund Class R6 Ten Years	Prospectus #1 Calvert International Equity Fund Class R6 Inception Date	Prospectus #1 Calvert International Opportunities Fund MSCI EAFE SMID Cap Index One Year	Prospectus #1 Calvert International Opportunities Fund MSCI EAFE SMID Cap Index Five Years	Prospectus #1 Calvert International Opportunities Fund MSCI EAFE SMID Cap Index Ten Years	Prospectus #1 Calvert International Opportunities Fund Class A One Year	Prospectus #1 Calvert International Opportunities Fund Class A Five Years	Prospectus #1 Calvert International Opportunities Fund Class A Ten Years	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert International Opportunities Fund Class C One Year	Prospectus #1 Calvert International Opportunities Fund Class C Five Years	Prospectus #1 Calvert International Opportunities Fund Class C Ten Years	Prospectus #1 Calvert International Opportunities Fund Class I One Year	Prospectus #1 Calvert International Opportunities Fund Class I Five Years	Prospectus #1 Calvert International Opportunities Fund Class I Ten Years	Prospectus #1 Calvert International Opportunities Fund Class R6 One Year	Prospectus #1 Calvert International Opportunities Fund Class R6 Five Years	Prospectus #1 Calvert International Opportunities Fund Class R6 Ten Years	Prospectus #1 Calvert International Opportunities Fund Class R6 Inception Date	Prospectus #2 Calvert Mid-Cap Fund Russell Midcap® Index One Year	Prospectus #2 Calvert Mid-Cap Fund Russell Midcap® Index Five Years	Prospectus #2 Calvert Mid-Cap Fund Russell Midcap® Index Ten Years	Prospectus #2 Calvert Mid-Cap Fund Class A One Year	Prospectus #2 Calvert Mid-Cap Fund Class A Five Years	Prospectus #2 Calvert Mid-Cap Fund Class A Ten Years	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Calvert Mid-Cap Fund Class C One Year	Prospectus #2 Calvert Mid-Cap Fund Class C Five Years	Prospectus #2 Calvert Mid-Cap Fund Class C Ten Years	Prospectus #2 Calvert Mid-Cap Fund Class I One Year	Prospectus #2 Calvert Mid-Cap Fund Class I Five Years	Prospectus #2 Calvert Mid-Cap Fund Class I Ten Years
Total	(20.09%)	1.00%	(18.54%)	1.58%	(19.81%)	0.60%	Oct. 01, 2019	(21.23%)	(0.22%)	(11.47%)	0.33%	(15.11%)	(2.53%)	Oct. 01, 2019	(20.09%)	(1.40%)	1.44%	(26.80%)	(2.74%)	3.04%	(26.34%)	(2.56%)	2.83%	(15.24%)	(1.89%)	2.52%	(24.11%)	(2.43%)	2.92%	(22.58%)	(1.43%)	3.92%	(22.47%)	(1.38%)	3.94%	Feb. 01, 2018	(14.45%)	1.54%	4.67%	(23.43%)	3.15%	4.41%	(23.63%)	2.63%	4.07%	(13.33%)	2.50%	3.65%	(20.57%)	3.48%	4.31%	(18.97%)	4.56%	5.40%	(18.95%)	4.59%	5.42%	Mar. 07, 2019	(20.82%)	(0.19%)	5.51%	(30.71%)	(0.82%)	5.13%	(30.66%)	(1.50%)	4.24%	(18.04%)	(0.61%)	4.10%	(28.12%)	(0.49%)	5.01%	(26.68%)	0.50%	6.05%	(26.63%)	0.55%	6.08%	Feb. 01, 2019	(17.32%)	7.10%	10.95%	(23.86%)	4.01%	6.78%	(23.86%)	2.86%	5.04%	(14.12%)	3.16%	5.13%	(21.07%)	4.35%	6.71%	(19.48%)	5.42%	7.78%